CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Research and development expenses, net	$ 7,618	$ 6,837	$ 5,491
General and administrative expenses	3,445	3,164	3,571
Operating loss	11,063	10,001	9,062
Financial income, net	473	236	244
Loss before income tax	10,590	9,765	8,818
Taxes on income	(1)	6	8
Net loss	10,589	9,771	8,826
Comprehensive loss:
Net loss	10,589	9,771	8,826
Change in fair value of cash flow hedge	13
Comprehensive loss	$ 10,602	$ 9,771	$ 8,826
Loss per share:
Net loss per ordinary share (in USD) basic and diluted	$ 2.61	$ 6.72	$ 7.31
Weighted average number of ordinary shares outstanding - basic and diluted (in thousands)	4,058	1,455	1,208